TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other current payables [abstract]
Schedule of Trade and Other Payables
	December 31, 2017 US$’000	December 31, 2016 US$’000
Trade payables	8,045	9,017
Payroll taxes	423	489
Employee related social insurance	151	416
Accrued liabilities	11,618	10,877
Deferred income	278	224
Restructuring accrual	-	3,734

	20,515	24,757